Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2017
Commitments Contigencies (Details Narrative)
Net operating losse carried forward	$ 3,393,859
Expiring period	2028
Federal and state income tax rate	0.2642%	0.34%
Limits regarding taxpayers	The 2017 Act limits a taxpayer’s ability to utilize net operating losses carryforwards to 80% of taxable income.